General (Tables)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disclosure of investments in subsidiaries

(2)	The consolidated financial statements for Woori Bank and its subsidiaries (the “Group”) include the following subsidiaries:

		Percentage of ownership (%)		Location	Financial statements as of (2018)
Subsidiaries	Main business	June 30, 2018	December 31, 2017
Woori Bank:
Woori FIS Co., Ltd.	System software development & maintenance	100.0	100.0	Korea	June 30
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	June 30
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	100.0	Korea	June 30
Woori Card Co., Ltd.	Finance	100.0	100.0	Korea	June 30
Woori Investment Bank Co., Ltd.	Other credit finance business	59.8	59.8	Korea	June 30
Woori Credit Information Co., Ltd.	Credit information	100.0	100.0	Korea	June 30
Woori America Bank	Finance	100.0	100.0	U.S.A.	June 30
Woori Global Markets Asia Limited	”	100.0	100.0	Hong Kong	June 30
Woori Bank China Limited	”	100.0	100.0	China	June 30
AO Woori Bank	”	100.0	100.0	Russia	June 30
PT Bank Woori Saudara Indonesia 1906 Tbk	”	79.9	79.9	Indonesia	June 30
Banco Woori Bank do Brasil S.A.	”	100.0	100.0	Brazil	June 30
Korea BTL Infrastructure Fund	”	99.9	99.9	Korea	June 30
Woori Fund Service Co., Ltd.	”	100.0	100.0	Korea	June 30
Woori Finance Cambodia PLC.	”	100.0	100.0	Cambodia	June 30
Woori Finance Myanmar Co., Ltd.	”	100.0	100.0	Myanmar	June 30
Wealth Development Bank	”	51.0	51.0	Philippines	June 30
Woori Bank Vietnam Limited	”	100.0	100.0	Vietnam	June 30
WB Finance Co., Ltd.	”	100.0	—	Cambodia	June 30
Kumho Trust First Co., Ltd. (*1)	Asset securitization	0.0	0.0	Korea	June 30
Asiana Saigon Inc. (*1)	”	0.0	0.0	Korea	June 30
Consus Eighth Co., LLC (*1)	”	0.0	0.0	Korea	June 30
KAMCO Value Recreation First Securitization Specialty Co., Ltd. (*1)	”	15.0	15.0	Korea	June 30
Hermes STX Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
BWL First Co., LLC (*1)	”	0.0	0.0	Korea	June 30
Deogi Dream Fourth Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Jeonju Iwon Ltd. (*1)	”	0.0	0.0	Korea	June 30
Wonju I one Inc. (*1)	”	0.0	0.0	Korea	June 30
Heitz Third Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Woorihansoop 1st Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Electric Cable First Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Woori International First Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Woori HJ First Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Woori WEBST 1st Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Wibihansoop 1st Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
HNLD 1st Inc.(*4)	”	—	0.0	Korea	—

		Percentage of ownership (%)		Location	Financial statements as of (2018)
Subsidiaries	Main business	June 30, 2018	December 31, 2017
Uri QS 1st Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Uri Display 1st Co., Ltd.(*1)	”	0.0	0.0	Korea	June 30
Tiger Eyes 2nd Co., Ltd.(*1)	”	0.0	0.0	Korea	June 30
Woori Serveone 1st Co., Ltd. (*1)	”	0.0	0.0	Korea	June 30
Uri Display 2nd Co.,Ltd. (*1)	”	0.0	—	Korea	June 30
Woori the Colony Unjung Securitization Specialty Co., Ltd. (*1)	”	0.0	—	Korea	June 30
Woori Dream 1st Co., Ltd. (*1)	”	0.0	—	Korea	June 30
Woori HS 1st Co., Ltd. (*1)	”	0.0	—	Korea	June 30
Smart Casting Inc. (*1)	”	0.0	—	Korea	June 30
HeungkukWoori Tech Company Private Placement Investment Trust No. 1 and 6 beneficiary certificates (*2)	Securities investment and others	—	—	Korea	June 30
Principle Guaranteed Trust (*3)	Trust	0.0	0.0	Korea	June 30
Principle and Interest Guaranteed Trust (*3)	”	0.0	0.0	Korea	June 30
Woori Investment Bank:
Dongwoo First Securitization Specialty Co., Ltd. (*1)	Asset securitization	5.0	5.0	Korea	June 30
Seari First Securitization Specialty Co., Ltd. (*1)	”	5.0	5.0	Korea	June 30
Namjong 1st Securitization Specialty Co., Ltd. (*1)	”	5.0	5.0	Korea	June 30
Bukgeum First Securitization Specialty Co., Ltd. (*1)	”	5.0	5.0	Korea	June 30
Seori Second Securitization Specialty Co., Ltd. (*1)	Asset securitization	5.0	—	Korea	June 30
Bukgeum Second Securitization Specialty Co., Ltd. (*1)	”	5.0	—	Korea	June 30
Woori Card Co., Ltd.:
TUTU Finance-WCI Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	June 30
Woori Card one of 2017-1 Securitization Specialty Co., Ltd. (*1)	Asset securitization	0.5	0.5	Korea	June 30
Woori Card one of 2017-2 Securitization Specialty Co., Ltd. (*1)	”	0.5	0.5	Korea	June 30

(*1)

The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.

(*2)

The entity was a structured entity for the purpose of investment in securities and was in scope for consolidation, considering that the Group 1) had the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)	The entity was a money trust under the Financial Investment Services and Capital Markets Act and was in scope for consolidation. Although the Group was not a majority shareholder, the Group 1) has the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
(*4)

The entity is a structured entity for the purpose of asset securitization and is not in scope for consolidation considering that the Group 1) does not have the power over the investee, 2) is not exposed, or does not have rights to variable returns from its involvement with the investee, and 3) does not have the ability to use its power to affect its returns.

Unconsolidated companies with more than 50 Percent ownership interests

(3)

As of June 30, 2018, and December 31, 2017, despite having more than 50% ownership interest, the Group has not consolidated the following companies as the Group does not have the ability to control following subsidiaries:

	As of June 30, 2018
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment (*)	Korea	Securities Investment	60.0
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*)	Korea	Securities Investment	57.1
Kiwoom Yonsei Private Equity Investment Trust (*)	Korea	Securities Investment	88.3
Hana Walmart Real Estate Investment Trust 41-1 (*)	Korea	Securities Investment	77.0
IGIS Global Private Placement Real Estate Fund No. 148-1 (*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund I (*)	Korea	Securities Investment	66.2
Hangkang Sewage Treatment Plant Fund (*)	Korea	Securities Investment	55.6
Consus KyungJu Green Private Placement Real Estate Fund 1st (*)	Korea	Securities Investment	52.4

(*)

The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.

	As of December 31, 2017
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment (*)	Korea	Securities Investment	60.0
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*)	Korea	Securities Investment	88.9
Hana Walmart Real Estate Investment Trust 41-1 (*)	Korea	Securities Investment	90.1
IGIS Global Private Placement Real Estate Fund No. 148-1 (*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*)	Korea	Securities Investment	75.0

(*)

The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.

Summarized financial information before elimination of intercompany transactions of the subsidiaries

(4)

The summarized financial information before the elimination of intercompany transactions of the subsidiaries whose financial information was prepared under IFRS for the Group’s consolidated financial statements is as follows (Unit: Korean Won in millions):

	As of and for the six months ended June 30, 2018
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori FIS Co., Ltd.	80,851	55,312	138,088	(7,006)	(7,040)
Woori Private Equity Asset Management Co., Ltd.	40,799	2,064	556	(1,493)	(1,490)
Woori Finance Research Institute Co., Ltd.	4,314	615	2,776	258	258
Woori Card Co., Ltd.	9,100,890	7,462,577	944,657	67,618	62,866
Woori Investment Bank Co., Ltd.	2,723,251	2,418,664	109,428	14,722	14,878
Woori Credit Information Co., Ltd.	34,130	6,167	17,601	839	839
Woori America Bank	2,073,420	1,777,327	42,624	11,186	24,091
Woori Global Markets Asia Limited	406,684	287,622	7,302	2,156	7,298
Woori Bank China Limited	5,120,070	4,596,883	143,390	7,382	25,267
AO Woori Bank	277,555	224,860	8,778	2,570	200
PT Bank Woori Saudara Indonesia 1906 Tbk	2,349,222	1,858,176	96,177	22,401	15,947
Banco Woori Bank do Brasil S.A.	155,083	125,288	7,341	882	(2,515)
Korea BTL Infrastructure Fund	777,576	297	14,704	12,865	12,865
Woori Fund Service Co., Ltd.	13,411	977	4,922	1,023	1,023
Woori Finance Cambodia PLC.	73,212	52,584	4,912	1,277	2,197
Woori Finance Myanmar Co., Ltd.	19,837	6,496	2,086	(187)	412
Wealth Development Bank	185,866	152,414	6,240	(2)	(788)
Woori Bank Vietnam Limited	1,142,018	990,228	23,746	3,545	8,822
WB Finance Co., Ltd.	227,582	186,772	—	—	—
Money trust under the FISCM Act (*)	1,573,367	1,543,491	24,029	(36)	(36)
Structured entity for the securitization of financial assets	1,226,022	1,631,837	32,089	12,202	5,725
Structured entity for the investments in securities	41,221	40	785	(798)	(1,869)

(*)	FISCM Act: Financial Investment Services and Capital Markets Act

	As of and for the year ended December 31, 2017
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori FIS Co., Ltd.	103,932	71,386	252,460	1,940	(2,963)
Woori Private Equity Asset Management Co., Ltd.	42,894	2,670	7,257	(4,114)	(4,074)
Woori Finance Research Institute Co., Ltd.	3,790	350	4,733	83	64
Woori Card Co., Ltd.	8,605,993	6,973,705	1,771,157	101,214	107,321
Woori Investment Bank Co., Ltd.	1,880,157	1,588,610	183,376	20,023	20,210
Woori Credit Information Co., Ltd.	33,298	6,175	31,580	861	752
Woori America Bank	1,954,301	1,679,248	81,337	11,869	(16,833)
Woori Global Markets Asia Limited	290,226	178,343	11,345	1,922	(12,544)
Woori Bank China Limited	4,960,637	4,458,683	388,913	13,809	(15,252)
AO Woori Bank	201,704	149,101	15,656	4,748	1,217

	As of and for the year ended December 31, 2017
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
PT Bank Woori Saudara Indonesia 1906 Tbk	2,230,617	1,745,171	192,485	38,488	(18,689)
Banco Woori Bank do Brasil S.A.	213,889	181,544	20,455	1,843	(2,840)
Korea BTL Infrastructure Fund	786,480	301	30,240	26,390	26,390
Woori Fund Service Co., Ltd.	12,653	1,242	9,021	1,398	1,398
Woori Finance Cambodia PLC.	51,304	32,873	5,895	983	(473)
Woori Finance Myanmar Co., Ltd.	18,236	5,307	2,506	791	15
Wealth Development Bank	191,049	156,808	13,632	1,323	(1,093)
Woori Bank Vietnam Limited	775,758	632,160	29,698	2,436	(15,347)
Money trust under the FISCM Act (*)	1,560,672	1,530,760	44,344	582	582
Structured entity for the securitization of financial assets	867,583	1,275,719	22,730	1,179	(2,800)
Structured entity for the investments in securities	34,939	76	377	(475)	(38,592)

(*)	FISCM Act: Financial Investment Services and Capital Markets Act

Total assets of the unconsolidated structured entities the carrying value of the related items recorded the maximum exposure to risks and the loss recognized

Total assets of the unconsolidated structured entities, the carrying value of the related items recorded, the maximum exposure to risks, and the loss recognized in conjunction with the unconsolidated structured entities as of June 30, 2018 and December 31, 2017 are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Asset securitization vehicle	Structured finance	Investment Funds
Total asset of the unconsolidated structured entities	7,955,990	36,949,944	14,777,372
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,956,395	2,162,493	1,333,612
Financial assets at FVTPL	232,931	69,259	1,079,544
Financial assets at FVTOCI	499,861	49,538	—
Financial assets at amortized cost	2,223,211	2,039,184	10,697
Investments in joint ventures and associates	—	885	243,371
Derivative assets	392	3,627	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,442	1,587	81
Derivative liabilities	361	749	—
Other liabilities (including provisions)	1,081	838	81
The maximum exposure to risks	3,697,522	2,818,678	1,398,067
Investments	2,956,395	2,162,493	1,333,612
Credit facilities	741,127	656,185	64,455
Loss recognized on unconsolidated structured entities	158	8,757	9,110

F-15

	December 31, 2017
	Asset securitization vehicle	Structured finance	Investment Funds
Total asset of the unconsolidated structured entities	7,295,601	40,172,830	13,641,135
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,215,159	2,314,043	1,138,523
Loans and receivables	43,180	1,969,760	—
Financial assets held for trading	—	233,428	10,160
AFS financial assets	902,390	106,819	904,774
HTM financial assets	2,269,451	—	—
Investments in joint ventures and associates	—	—	223,589
Derivative assets	138	4,036	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,433	1,506	—
Derivative liabilities	575	968	—
Other liabilities (including provisions)	858	538	—
The maximum exposure to risks	4,032,531	2,918,448	1,138,523
Investments	3,215,159	2,314,043	1,138,523
Credit facilities	817,372	604,405	—
Loss recognized on unconsolidated structured entities	837	3,939	5,993

Accumulated non-controlling interests

(7)	Subsidiaries of which non-controlling interests are significant to the Group’s consolidated financial statements are as follows (Unit: Korean Won in millions):

1)	Accumulated non-controlling interests at the end of the reporting period

	June 30, 2018	December 31, 2017
Woori Investment Bank	125,809	119,111
PT Bank Woori Saudara Indonesia 1906 Tbk	66,004	64,877
Wealth Development Bank	16,391	16,778

2)	Net income attributable to non-controlling interests

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
Woori Investment Bank	5,912	5,072
PT Bank Woori Saudara Indonesia 1906 Tbk	4,508	5,048
Wealth Development Bank	(1)	515

3)	Dividends to non-controlling interests

	For the six months ended June 30, 2018	For the six months ended June 30, 2017
PT Bank Woori Saudara Indonesia 1906 Tbk	2,082	1,513